Organization and Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Property, plant and equipment
Gross	$ 163,437	$ 152,014
Less: accumulated depreciation	(112,022)	(105,684)
Total	51,415	46,330
Land and improvements
Property, plant and equipment
Gross	3,417	2,809
Buildings and improvements
Property, plant and equipment
Gross	19,371	18,522
Machinery and equipment
Property, plant and equipment
Gross	$ 140,649	$ 130,683